LONG-TERM INVESTMENTS, NET (Tables)	12 Months Ended
Dec. 31, 2023
LONG-TERM INVESTMENTS, NET
Schedule of equity method investments

	As of December 31,
	2022		2023
	Percentage		Percentage
	of		of
Name of company	ownership	Amount	ownership	Amount
	%		%
Beijing Eastern Media Corporation Ltd. (“BEMC”) (1)	49	$1,186	—	$—
Lanmeihangbiao Tiandi Internet Investment Management (Beijing) Co., Ltd. (“LMHB”) (2)	40	178	40	173
Unicom AirNet (Beijing) Network Co., Ltd. (“Unicom AirNet”) (3)	39	3,897	39	3,848
Less: impairment on equity method investments:
LMHB (2)		(178)		(173)
Equity method investments, net		$5,083		$3,848
(1)	In March 2008, the Group entered into a definitive agreement with China Eastern Media Corporation, Ltd., a subsidiary of China Eastern Group and China Eastern Airlines Corporation Limited operating the media resources of China Eastern Group, to establish a joint venture, BEMC. BEMC was incorporated on March 18, 2008 in the PRC with China Eastern Media Corporation and the Group holding 51% and 49% equity interest, respectively. BEMC obtained concession rights of certain media resources from China Eastern Group, including the digital TV screens on airplanes of China Eastern Airlines, and paid concession fees to its shareholders as consideration. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of BEMC. The Group recognized gains of $57, a loss of $37 on this investment for the years ended December 31, 2021 and 2022, respectively. In March, 2023, BEMC was deregistered, the Company received a total of $1,205 from BEMC, and $71 investment income was recognized.
(2)	In September 2015, AirNet Online entered into an agreement with BlueFocus Wireless Internet (Beijing) Investment Management Co., Ltd. and two individual investors to establish a joint venture, LMHB. LMHB is mainly engaged in investment management of Wi-Fi platform marketing and other mobile internet industries. The investment fully impaired as of December 31, 2018.
(3)	On February 22, 2017, AirNet Online established Unicom AirNet, jointly with Unicom Broadband Online Co., Ltd. and Chengdu Haite Kairong Aeronautical Technology Co., Ltd., a wholly owned subsidiary of a listed company providing aeronautical technical services. Pursuant to a capital contribution agreement entered into by the relevant parties, AirNet Online invested RMB117.9 million in Unicom AirNet. After this transaction, AirNet Online currently holds 39% of equity interests in Unicom AirNet. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence over the operations of Unicom AirNet. The Group recorded its share of the loss of Unicom AirNet of $2,635 and gains of $44 for the years ended December 31, 2022 and 2023, respectively.

Schedule of cost method investments

	As of December 31,
	2022		2023
	Percentage		Percentage
	of		of
Name of company	ownership	Amount	ownership	Amount
	%		%
Beijing Zhongjiao Huineng Information Technology Co., Ltd (“Zhongjiao Huineng”) (1)	13	$545	13	$529
AM Advertising (2)	20	77,187	20	74,977
Less: impairment
Zhongjiao Huineng (1)		(545)		(529)
AM Advertising (2)		(48,187)		(46,807)
Equity investments without readily determinable fair values, net		$29,000		$28,170
(1)	In January 2016, the Group acquired 13.3% equity interest in Zhongjiao Huineng, a company established in the PRC that is mainly engaged in providing WIFI and GPS service to logistic industry. A full impairment loss was provided as of December 31, 2018.
(2)	The investment in AM Advertising was accounted for using the cost method of accounting, as the Group does not have the ability to exercise significant influence to the operation from 2016. In December 2018, the Group transferred the 20.32% equity interests in AM Advertising but did not derecognize this long-term investment considering the existence of continuing involvement and more than trivial benefit owned by the Group. Meanwhile the Group determined the fair value of this investment in AM Advertising according to the transaction price received, which became the new basis of the investment. Hence, the investment impairment loss of $50,159 in AM Advertising was recorded for the year ended December 31, 2018 and the accumulated impairment was $47,736 as of December 31, 2019 and $50,932 as of December 31, 2020, due to changes from foreign currency translation adjustment. As of October 30, 2019, the Group and the transferee entered into a supplementary agreement on the outstanding amount of RMB380 million. The Group assessed that the supplementary agreement cannot trigger the derecognition of AM Advertising as of December 31, 2022 and 2023.